Note 4 - Leases	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
4.
   LEASES

The Company adopted ASU
2016
-
02,
 Leases (“ASC
842”
) on
April 1, 2019
using the optional transition method under which the new standard is applied only to the most current period presented and the cumulative effect of applying the new standard to existing lease agreements is recognized at the date of initial application. Under this adoption method, reporting periods beginning after
April 1, 2019
are presented under the new standard, while prior period amounts are not
adjusted and continue to be reported under the accounting standards in effect for the prior period. The adoption of ASC
842
resulted in the recording of initial ROU asset and lease liabilities of approximately
$63,000
at
April 1, 2019.

The Company’s lease of its office space in Longview, Texas is the only operating lease included in the ROU asset and lease liability. The lease calls for monthly rent payments of
$4,128
and expires on
April 30, 2021.
The Company’s other operating leases for items such as IT equipment and storage space are either short-term in nature or immaterial.

In
October 2019,
the Company received a new heavy-duty forklift under a
5
-year finance lease arrangement with a financed amount of
$518,616
and a monthly payment of
$9,074.

The components of expense related to leases were as follows for the twelve
months ended
March 31, 2020:

Twelve Months Ended March 31, 2020
Finance lease – amortization of ROU asset	$49,640
Finance lease – interest on lease liability	4,806
Operating lease expense	36,936
$91,382

Rental expense for operating leases classified under the previous accounting standard, Accounting Standards Codification Topic
840,
for the
twelve
months ended
March 31, 2019
was
$32,736.

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as of
March 31, 2020:

	March 31, 20 20	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$51,535	Other assets
Finance lease right-of-use asset	$507,812	Property, plant & equipment
Total right-of-use assets	$559,347

Liabilities
Operating lease liability, current	$47,431	Accrued expenses
Finance lease liability, current	100,728	Current portion of finance lease
Operating lease liability, non-current	4,104	Other non-current liabilities
Finance lease liability, non-current	368,248	Other non-current liabilities
Total lease liabilities	$520,511

As of
March 31, 2020,
the weighted-average remaining lease term was
1
year for operating leases and
4.5
years for finance leases. The weighted average discount rate was
7%
for operating leases and
1.9%
for finance leases.

Maturities of lease liabilities as of
March 31, 2020
were as follows:

	Operating Leases	Finance Leases
Fiscal 2021	49,536	108,888
Fiscal 2022	4,128	108,888
Fiscal 2023	—	108,888
Fiscal 2024	—	108,888
Fiscal 2025	—	54,444
Total undiscounted lease payments	$53,664	$489,996
Less: imputed interest	(2,129)	(21,020)
Present value of lease liability	$51,535	$468,976